Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations

NOTE 10. CONCENTRATIONS

Our leasing and property management revenue for the three months ended March 31, 2013 and 2012 was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of March 31, 2013, we managed 23 healthcare properties. Additionally, the properties developed by Venture I accounted for $255,577, or 24%, of our total revenue for the three months ended March 31, 2013, and $429,589, or 34%, of our total revenue for the three months ended March 31, 2012. As of March 31, 2013, the balance of accounts receivable from projects associated with Venture I was $438,238, or 35%, of our total accounts receivable balance. As of December 31, 2012, the balance of accounts receivable from projects associated with Venture I was $704,548, or 54%, of our total accounts receivable balance.

NOTE 13. CONCENTRATIONS

Our leasing and property management revenue for the years ended December 31, 2012 and 2011, respectively, was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of December 31, 2012, we managed 23 healthcare properties. Additionally, the development projects with Venture I accounted for $5,570,391, or 40%, of our total revenue for the year ended December 31, 2012, and $7,150,789, or 68%, of our total revenue for the year ended December 31, 2011. As of December 31, 2012, the balance of accounts receivable from projects associated with Venture I was $704,548, or 54%, of our total accounts receivable balance. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3,258,336, or 92%, of our total accounts receivable balance.